Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current	12 Months Ended
Dec. 31, 2023
Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]
14. Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2022 and 2023, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As at December 31, 2022, the net accrued charter revenue, totaling ($20,349), comprises of $10,885 separately reflected in Current assets, $11,627 separately reflected in Non-current assets, and ($42,861) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2022 balance sheet. As at December 31, 2023, the net accrued charter revenue, totaling ($23,642), comprises of $9,752 separately reflected in Current assets, $10,937 separately reflected in Non-current assets, and ($44,331) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2023 balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year presented below are as follows:

Year ending December 31,	Amount
2024	$(7,292)
2025	(8,081)
2026	(8,082)
2027	(187)
Total	$(23,642)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2022 and 2023, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) the unamortized balance of the Time charter assumed liability associated with the acquisition of Polar Brasil discussed in Note 10, with charter party assumed at value below its fair market value at the date of delivery of the vessel. During the year ended December 31, 2023, the amortization of the liability amounted to $510, (nil and $621 for the years ended December 31, 2022 and 2021, respectively) and is included in Voyage revenue in the accompanying consolidated statement of operations.

	December 31, 2022	December 31, 2023
Hires collected in advance	$16,906	$34,258
Charter revenue resulting from varying charter rates	42,861	44,331
Unamortized balance of charters assumed	-	940
Total	$59,767	$79,529
Less current portion	(25,227)	(52,177)
Non-current portion	$34,540	$27,352

(c) Time Charter Assumed, Current and Non-Current: On November 12, 2018, the Company purchased the 60% equity interest it did not previously own in the companies owning the containerships Triton, Titan, Talos, Taurus and Theseus. Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 7.4 years. On March 29, 2021, the Company purchased the 51% equity interest it did not previously own in the company owning the containership Cape Artemisio (Note 10). Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 4.3 years. On December 11, 2023, the Company purchased the 51% equity interest it did not previously own in the company owning the containership Arkadia (Notes 7 and 10). Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 0.2 years. As of December 31, 2022 and 2023, the aggregate balance of time charter assumed (current and non-current) was $667 and $674, respectively, and is separately reflected in the accompanying consolidated balance sheets. During the years ended December 31, 2021, 2022 and 2023, the amortization expense of Time-charter assumed amounted to $197, $198 and $313, respectively, and is included in Voyage revenue in the accompanying consolidated statements of operations.